Note 14 - Revenue	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

14.   REVENUE

Revenue is generated primarily from contracts to manufacture or process steel products. Most of the Company’s revenue is generated by sales of material out of the Company’s inventory but a portion of the Company’s revenue is derived from processing and storage of customer owned material. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenues are recorded net of any sales incentives. Shipping and other transportation costs charged to customers are treated as fulfillment activities and are recorded in both revenue and cost of sales at the time control is transferred to the customer. Costs related to obtaining sales contracts are incidental and expensed when incurred. Because customers are invoiced at the time title transfers and the Company’s rights to consideration are unconditional at that time, the Company does not maintain contract asset balances. Additionally, the Company does not maintain contract liability balances, as performance obligations are satisfied prior to customer payment for product. The Company offers industry standard payment terms.

The Company has two reportable segments: Coil and Tubular. Coil primarily generates revenue from cutting to length hot-rolled steel coils. Coil segment revenue consists of three main product types: Prime Coil, Non-Standard Coil and Processing or Storage of Customer Owned Coil. Tubular primarily generates revenue from manufacturing and distributing steel pipe. Tubular segment revenue consists of two main product types: Manufactured Pipe and Mill Reject Pipe. In March 2020, U.S. Steel announced the idling of their Lone Star Tubular Operations which was the Company's sole supplier of mill reject pipe. U.S. Steel's facility was idled as announced and the Company's receipts of mill reject pipe ceased in August 2020. At June 30, 2022, the Company was sold out of mill reject pipe so manufactured pipe was the sole revenue stream for the tubular segment for the remainder of fiscal 2023. The Company has expanded its focus on manufactured pipe sales to counteract the impact of mill reject pipe revenue concluding.

The following table disaggregates our revenue by product for each of our reportable business segments for the fiscal years ended  March 31, 2023 and 2022, respectively (in thousands):

	Fiscal Year Ended March 31,
	2023	2022
Coil Segment:
Prime Coil	$479,316	$219,483
Non-standard Coil	3,574	9,597
Processing or Storage of Customer Owned Coil	2,751	1,358
	$485,641	$230,438
Tubular Segment:
Manufactured Pipe	$61,451	$44,485
Mill Reject Pipe	450	10,312
	$61,901	$54,797